Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
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Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group

	December 31, 2022	December 31, 2021
	RMB	RMB
Accounts receivable	3,810	7,395
Prepayments and other current assets	20,566	24,925
Financial assets at fair value through other comprehensive income	1,000	1,850
Intangible and other non-current assets	16,758	15,696
Accounts payable and accrued liabilities	57,459	49,526
Contract liabilities	520	613
Lease liabilities	98,143	101,453

Key Management Compensation
(b) Key management compensation

	Year End December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	16,515	15,143	16,598
Contribution to retirement benefit scheme	2,052	1,568	1,338

	18,567	16,711	17,936